Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Mortgage Securities Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Mortgage Securities Portfolio (the "Portfolio").

1.	"Principal Strategies" in the "Summary Section" and in "More about Investment Strategies and Risks" will be deleted and replaced with the following:

Under normal circumstances, the Portfolio invests in a broad range of fixed-income securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations, commonly known as "junk bonds." The Portfolio may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. The Portfolio may also invest in investment-grade corporate bonds, asset-backed structured securities, mortgage-backed structured securities, convertible bonds, convertible stocks, non-agency securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated). Additionally, the Portfolio may invest in equities to a limited extent.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of companies that it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

2.	The following risks will be added under "Principal Risks" in the "Summary Section" and in "More about Investment Strategies and Risks":

High Yield Risk. High yield securities to which the Portfolio's portfolio is exposed are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio's share price to decline.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region— can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio's ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that country. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long-lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

4.	The Portfolio will change its name to Thrivent Opportunity Income Plus Portfolio.

5.	As a result of the aforementioned changes to the Portfolio’s principal strategies, the performance information presented under "Volatility and Performance" in the "Summary Section" for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Portfolio after that date.

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Equity Income Plus Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Equity Income Plus Portfolio (the "Portfolio").

1.	The disclosure under "Principal Strategies" in the 'Summary Section" and in "More about Investment Strategies and Risks" will be deleted and replaced with the following:

The Portfolio invests in a combination of equity securities, debt securities, and money market instruments. The Adviser expects to achieve long-term capital growth by purchasing equity securities that appreciate in value. The equity securities in which the Portfolio invests primarily are income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Portfolio may invest in foreign equities, including emerging market equities. The Portfolio may also write (sell) covered call or put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). Under normal circumstances, the Portfolio invests in the following three asset classes at approximately the target allocation percentage, and may invest within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	50-90%
Debt Securities	30%	10-50%
Money Market Instruments	0%	0-40%

The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as "junk bonds." The Portfolio may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in mortgage-backed securities (including commercially backed ones), asset-backed securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a "top-down" approach that focuses on broad economic trends and a "bottom-up" approach that focuses on company fundamentals.

2.	The following risks will be added under "Principal Risks" in the "Summary Section" and in "More about Investment Strategies and Risks":

High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

5.	The Fund will change its name to Thrivent Growth and Income Plus Portfolio.

6.	As a result of the aforementioned changes to the Portfolio’s principal strategies, the performance information presented under "Volatility and Performance" in the 'Summary Section" for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Portfolio after that date.

Thrivent Mortgage Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Mortgage Securities Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Mortgage Securities Portfolio (the "Portfolio").

1.	"Principal Strategies" in the "Summary Section" and in "More about Investment Strategies and Risks" will be deleted and replaced with the following:

Under normal circumstances, the Portfolio invests in a broad range of fixed-income securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations, commonly known as "junk bonds." The Portfolio may invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. The Portfolio may also invest in investment-grade corporate bonds, asset-backed structured securities, mortgage-backed structured securities, convertible bonds, convertible stocks, non-agency securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated). Additionally, the Portfolio may invest in equities to a limited extent.

The Adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. The Adviser may purchase bonds of companies that it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings. Some of these companies may be foreign ones. Please note that the Portfolio will likely use an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts for the purpose of managing the duration of the Portfolio.

2.	The following risks will be added under "Principal Risks" in the "Summary Section" and in "More about Investment Strategies and Risks":

High Yield Risk. High yield securities to which the Portfolio's portfolio is exposed are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Portfolio performance will likely be negatively affected by portfolio exposure to nations in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and events in any one country could cause the Portfolio's share price to decline.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Foreign Securities Risk. Securities of foreign companies in which the Portfolio invests generally carry more risk than securities of U.S. companies. The economies and financial markets of certain regions—such as Latin America, Asia, Europe and the Mediterranean region— can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries; the differing regulatory environments, trading days, and accounting standards of foreign markets; and higher transaction costs. The Portfolio's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices and impair the Portfolio's ability to repatriate capital or income. The Portfolio is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that country. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long-lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio's initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

4.	The Portfolio will change its name to Thrivent Opportunity Income Plus Portfolio.

5.	As a result of the aforementioned changes to the Portfolio’s principal strategies, the performance information presented under "Volatility and Performance" in the "Summary Section" for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Portfolio after that date.

Thrivent Equity Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tsfi_SupplementTextBlock

Thrivent Series Fund, Inc.

Supplement to Prospectus

dated April 30, 2013

with respect to

Thrivent Equity Income Plus Portfolio

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 16, 2013, the following changes will be made in the sections of the prospectus describing Thrivent Equity Income Plus Portfolio (the "Portfolio").

1.	The disclosure under "Principal Strategies" in the 'Summary Section" and in "More about Investment Strategies and Risks" will be deleted and replaced with the following:

The Portfolio invests in a combination of equity securities, debt securities, and money market instruments. The Adviser expects to achieve long-term capital growth by purchasing equity securities that appreciate in value. The equity securities in which the Portfolio invests primarily are income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. The Portfolio may invest in foreign equities, including emerging market equities. The Portfolio may also write (sell) covered call or put options on any investments in which the Portfolio may invest or on any securities index (including equity index futures). Under normal circumstances, the Portfolio invests in the following three asset classes at approximately the target allocation percentage, and may invest within the ranges given:

Broad Asset Category	Target Allocation	Allocation Range
Equity Securities	70%	50-90%
Debt Securities	30%	10-50%
Money Market Instruments	0%	0-40%

The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as "junk bonds." The Portfolio may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Portfolio may invest in mortgage-backed securities (including commercially backed ones), asset-backed securities, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Adviser uses fundamental, quantitative and technical investment research techniques to determine which securities to buy and sell. The Adviser focuses on factors that may vary depending on market conditions, seeking a portfolio of securities that is broadly diversified across economic sectors and industries. The Adviser constructs portfolios using a "top-down" approach that focuses on broad economic trends and a "bottom-up" approach that focuses on company fundamentals.

2.	The following risks will be added under "Principal Risks" in the "Summary Section" and in "More about Investment Strategies and Risks":

High Yield Risk. High yield securities to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds and leveraged loans have a less liquid resale market. As a result, the Adviser may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

5.	The Fund will change its name to Thrivent Growth and Income Plus Portfolio.

6.	As a result of the aforementioned changes to the Portfolio’s principal strategies, the performance information presented under "Volatility and Performance" in the 'Summary Section" for periods prior to August 16, 2013 reflects the performance of an investment portfolio that was materially different from the investment portfolio of the Portfolio after that date.